Note 8	12 Months Ended
Dec. 31, 2021
Fair value of financial instruments [Abstract]
Disclosure of fair value of financial instruments [text block]	Fair value of financial instruments
Framework and processes control
As part of the process established in the Group for determining the fair value so that financial assets and liabilities are properly following the IFRS 13 principles: Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market or most advantageous market, at the measurement date.
BBVA has established, at a geographic level, a structure of Risk Operational Admission and Product Governance Committees responsible for validating and approving new products or types of financial assets and liabilities before being contracted. Local management responsible for valuation, which are independent from the business are members of these committees.
These areas attempt to ensure, prior to the approval stage, the existence of not only technical and human resources, but also adequate informational sources to measure the fair value of these financial assets and liabilities, in accordance with the rules established by the valuation global area and using models that have been validated and approved by the responsible areas complying with the governance of BBVA Group's official models.
Fair value hierarchy
All financial instruments, both assets and liabilities are initially recognized at fair value, which at that point is equivalent to the transaction price, unless there is evidence to the contrary in the market. Subsequently, depending on the type of financial instrument, it may continue to be recognized at amortized cost or fair value through adjustments in the consolidated income statement or equity.
When possible, the fair value is determined as the market price of a financial instrument. However, for many of the financial assets and liabilities of the Group, especially in the case of derivatives, there is no market price available, so its fair value is estimated on the basis of the price established in recent transactions involving similar instruments or, in the absence thereof, by using mathematical measurement models that are sufficiently tried and trusted by the international financial community. The estimates of the fair value derived from the use of such models take into consideration the specific features of the asset or liability to be measured and, in particular, the various types of risk associated with such asset or liability. However, the limitations inherent in the measurement models and possible inaccuracies in the assumptions and parameters required by these models may mean that the estimated fair value of an asset or liability does not exactly match the price for which the asset or liability could be exchanged or settled on the date of its measurement.
Additionally, for financial assets and liabilities that show significant uncertainty in inputs or model parameters used for valuation, criteria is established to measure said uncertainty and activity limits are set based on these. Finally, these measurements are compared, as much as possible, against other sources such as the measurements obtained by the business teams or those obtained by other market participants.
The process for determining the fair value requires the classification of the financial assets and liabilities according to the measurement processes used as set forth below:
–Level 1: Valuation using directly the quotation of the instrument, observable and readily and regularly available from independent price sources and referenced to active markets that the entity can access at the measurement date. The instruments classified within this level are fixed-income securities, equity instruments and certain derivatives.
–Level 2: Valuation of financial instruments with commonly accepted techniques that use inputs obtained from observable data in markets.
–Level 3: Valuation of financial instruments with valuation techniques that use significant unobservable inputs in the market. As of December 31, 2021, the affected instruments at fair value accounted for approximately 0.74% of financial assets and 0.35% of the Group’s financial liabilities. Model selection and validation is undertaken by control areas outside the business areas.
Fair value of financial instrumentsThe fair value of the Group’s financial instruments in the accompanying consolidated balance sheets and its corresponding carrying amounts, as of December 31, 2021, 2020 and 2019 are presented below:

Fair Value and Carrying Amount (Millions of euros)
		2021		2020		2019
	Notes	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ASSETS
Cash, cash balances at central banks and other demand deposits	9	67,799	67,799	65,520	65,520	44,303	44,303
Financial assets held for trading	10	123,493	123,493	105,878	105,878	99,469	99,469
Non-trading financial assets mandatorily at fair value through profit or loss	11	6,086	6,086	5,198	5,198	5,557	5,557
Financial assets designated at fair value through profit or loss	12	1,092	1,092	1,117	1,117	1,214	1,214
Financial assets at fair value through other comprehensive income	13	60,421	60,421	69,440	69,440	61,183	61,183
Financial assets at amortized cost	14	372,676	377,451	367,668	374,267	439,162	442,788
Derivatives – Hedge accounting	15	1,805	1,805	1,991	1,990	1,729	1,729
LIABILITIES
Financial liabilities held for trading	10	91,135	91,135	84,109	84,109	86,414	86,413
Financial liabilities designated at fair value through profit or loss	12	9,683	9,683	10,050	10,050	10,010	10,010
Financial liabilities at amortized cost	22	487,893	488,733	490,606	491,006	516,641	515,910
Derivatives – Hedge accounting	15	2,626	2,626	2,318	2,318	2,233	2,233
Not all financial assets and liabilities are recorded at fair value, so below we provide the information on financial instruments recorded at fair value and subsequently the information of those recorded at amortized cost (including their fair value although this value is not used when accounting for these instruments).
Fair value of financial instruments recognized at fair value, according to valuation criteria
Below are the different elements used in the valuation technique of financial instruments.
Active Market
BBVA considers an active market as a market that allows the observation of bid and offer prices representative of the levels to which the market participants are willing to negotiate an asset, with sufficient frequency and volume.
Furthermore, BBVA would consider as traded in an “Organized Market” quotations for assets or liabilities from Over The Counter (OTC) markets when they are obtained from independent sources, observable on a daily basis and fulfil certain conditions.
The following table shows the financial instruments carried at fair value in the accompanying consolidated balance sheets, broken down by level used to determine their fair value as of December 31, 2021, 2020 and 2019:

Fair Value of Financial Instruments by Levels (Millions of Euros)
	2021			2020			2019
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
ASSETS
Financial assets held for trading	32,371	87,736	3,386	32,555	71,938	1,386	31,135	67,262	1,072
Equity instruments	15,925	—	37	11,367	31	60	8,832	—	59
Debt securities	11,877	13,725	189	12,790	11,123	57	18,076	8,178	55
Loans and advances	615	47,279	2,913	2,379	26,741	1,148	697	30,491	849
Derivatives	3,954	26,732	247	6,019	34,043	121	3,530	28,593	109
Non-trading financial assets mandatorily at fair value through profit or loss	4,378	522	1,186	3,826	381	992	4,305	92	1,160
Equity instruments	4,158	394	751	3,612	57	465	4,223	1	103
Debt securities	—	128	—	4	324	28	—	91	19
Loans and advances	220	—	435	210	—	499	82	—	1,038
Financial assets designated at fair value through profit or loss	916	176	—	939	178	—	1,214	—	—
Equity instruments	—	—	—	—	—	—	—	—	—
Debt securities	916	176	—	939	178	—	1,214	—	—
Loans and advances	—	—	—	—	—	—	—	—	—
Financial assets at fair value through other comprehensive income	52,157	7,545	719	60,976	7,866	598	50,896	9,203	1,084
Equity instruments	1,178	36	106	961	34	105	1,794	146	480
Debt securities	50,952	7,509	613	59,982	7,832	493	49,070	9,057	604
Loans and advances	27	—	—	33	—	—	33	—	—
Derivatives – Hedge accounting	63	1,733	9	120	1,862	8	44	1,685	—
LIABILITIES
Financial liabilities held for trading	26,215	64,305	615	27,587	56,127	395	26,266	59,438	710
Trading derivatives	4,755	26,560	389	7,402	34,046	232	4,425	29,466	175
Short positions	15,124	11	—	11,805	504	3	12,246	1	2
Deposits	6,335	37,733	226	8,381	21,577	159	9,595	29,971	533
Financial liabilities designated at fair value through profit or loss	1	8,243	1,439	—	8,558	1,492	—	8,629	1,382
Customer deposits	—	809	—	—	902	—	—	944	—
Debt certificates	1	1,956	1,439	—	3,038	1,492	—	3,274	1,382
Other financial liabilities	—	5,479	—	—	4,617	—	—	4,410	—
Derivatives – Hedge accounting	53	2,573	—	53	2,250	15	30	2,192	11

The following table sets forth the main valuation techniques, hypothesis and inputs used in the estimation of fair value of the financial instruments classified under Levels 2 and 3, based on the type of financial asset and liability and the corresponding balances as of December 31, 2021, 2020 and 2019.

Fair value of Financial Instruments by levels.(Millions of euros)
	2021		2020		2019
	Level 2	Level 3	Level 2	Level 3	Level 2	Level 3	Valuation technique(s)	Observable inputs	Unobservable inputs
ASSETS
Financial assets held for trading	87,736	3,386	71,938	1,386	69,092	1,508
Equity instruments	—	37	31	60	—	59	Comparable pricing (Observable price in a similar market) Net asset value	- Brokers quotes - Market operations - NAVs published	-NAV provided by the administrator of the fund
Debt securities	13,725	189	11,123	57	8,178	55	Present-value method (Discounted future cash flows) Observed prices in non-active markets	- Issuer´s credit risk - Current market interest rates - Non active markets prices	- Prepayment rates - Issuer´s credit risk - Recovery rates
Loans and advances	47,279	2,913	26,741	1,148	30,491	849	Present-value method (Discounted future cash flows)	- Issuer´s credit risk - Current market interest rates - Funding interest rates observed in the market or in consensus services - Exchange rates	- Prepayment rates - Issuer´s credit risk - Recovery rates - Funding interest rates not observed in the market or in consensus services
Derivatives	26,732	247	34,043	121	28,593	109
Interest rate	Interest rate products (Interest rate Swaps, Call money Swaps y FRA): Discounted cash flows
Caps/Floors: Black 76, Hull-White y SABR
Bond options: Black 76
Swaptions: Black, Hull-White y LGM
Other Interest rate Options: Black 76, Hull-White y LGM
Constant Maturity Swaps: SABR	- Exchange rates
- Market quoted future prices
- Market interest rates
- Underlying assets prices: shares, funds, commodities
- Market observable volatilities
- Issuer credit spread levels
- Quoted dividends
								- Market listed correlations	- Beta - Implicit correlations between tenors - interest rates volatility
Equity							Future and Equity Forward: Discounted future cash flows Equity Options: Local Volatility, Momentum adjustment and Heston		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations - Implicit dividends and long term repos
Foreign exchange and gold							Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Local volatility, momentum adjustment		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations
Credit							Credit Derivatives: Default model and Gaussian copula		- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Commodities							Commodities: Momentum adjustment and discounted cash flows
Non-trading financial assets mandatorily at fair value through profit or loss	522	1,186	381	992	92	1,160
Equity instruments	394	751	57	465	1	103	Comparable pricing (Observable price in a similar market) Net asset value	- Brokers quotes - Market operations - NAVs published	- NAV provided by the administrator of the fund
Debt securities	128	—	324	28	91	19	Present-value method (Discounted future cash flows)	- Issuer credit risk - Current market interest rates	- Prepayment rates - Issuer credit risk - Recovery rates
Loans and advances	—	435	—	499	—	1,038	Specific liquidation criteria regarding losses of the EPA proceedings PD and LGD of the internal models, valuations and specific criteria of the EPA proceedings Discounted future cash flows		- Prepayment rates - Business plan of the underlying asset, WACC, macro scenario - Property valuation
Financial assets designated at fair value through profit or loss	176	—	178	—	—	—	Present-value method (Discounted future cash flows)	- Issuer credit risk - Current market interest rates
Debt securities	176	—	178	—	—	—
Financial assets at fair value through other comprehensive income	7,545	719	7,866	598	9,203	1,084
Equity instruments	36	106	34	105	146	480	Comparable pricing (Observable price in a similar market) Net asset value	- Brokers quotes - Market operations - NAVs published	- NAV provided by the administrator of the fund
Debt securities	7,509	613	7,832	493	9,057	604	Present-value method (Discounted future cash flows) Observed prices in non-active markets	- Issuer´s credit risk - Current market interest rates - Non active market prices	- Prepayment rates - Issuer credit risk - Recovery rates
Hedging derivatives	1,733	9	1,862	8	1,685	—
Interest rate	Interest rate products (Interest rate Swaps, Call money Swaps y FRA): Discounted cash flows
Caps/Floors: Black, Hull-White y SABR
Bond options: Black 76
Swaptions: Black 76, Hull-White y LGM
Other Interest rate Options: Black 76, Hull-White y LGM
Constant maturity Swaps: SABR	- Exchange rates
- Market quoted future prices
- Market interest rates
- Underlying assets prices: shares, funds, commodities
- Market observable volatilities
- Issuer credit spread levels
- Quoted dividends
								- Market listed correlations	- Beta - Implicit correlations between tenors - interest rates volatility
Equity							Future and Equity Forward: Discounted future cash flows Equity Options: Local volatility, Black 76, Momentum adjustment and Heston		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations - Implicit dividends and long term repos
Foreign exchange and gold							Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Local volatility, momentum adjustment		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations
Credit							Credit Derivatives: Default model and Gaussian copula		- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Commodities							Commodities: Momentum adjustment and Discounted cash flows

Fair Value of Financial Instruments by Levels.(Millions of Euros)
	2021		2020		2019
	Level 2	Level 3	Level 2	Level 3	Level 2	Level 3	Valuation technique(s)	Observable inputs	Unobservable inputs
LIABILITIES
Financial liabilities held for trading	64,305	615	56,127	395	61,588	827
Deposits	37,733	226	21,577	159	29,971	533	Present-value method (Discounted future cash flows)	- Interest rate yield - Funding interest rates observed in the market or in consensus services - Exchange rates	- Funding interest rates not observed in the market or in consensus services
Derivatives	26,560	389	34,046	232	29,466	175
Interest rate	Interest rate products (Interest rate Swaps, call money Swaps y FRA): Discounted cash flows
Caps/Floors: Black 76, Hull-White y SABR
Bond options: Black 76
Swaptions: Black 76, Hull-White y LGM
Other Interest rate Options: Black 76, Hull-White, SABR y LGM
Constant Maturity Swaps: SABR	- Exchange rates
- Market quoted future prices
- Market interest rates
- Underlying assets prices: shares, funds, commodities
- Market observable volatilities
- Issuer credit spread levels
- Quoted dividends
								- Market listed correlations	- Beta - Correlation between tenors - Interest rates volatility
Equity							Future and Equity forward: Discounted future cash flows Equity Options: Local volatility, momentum adjustment and Heston		- Volatility of volatility - Assets correlation
Foreign exchange and gold							Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Black 76, Local volatility, momentum adjustment		- Volatility of volatility - Assets correlation
Credit							Credit Derivatives: Default model and Gaussian copula		- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Commodities							Commodities: Momentum adjustment and discounted cash flows
Short positions	11	—	504	3	1	2	Present-value method (Discounted future cash flows)		- Prepayment rates - Issuer´s credit risk - Current market interest rates
Financial liabilities designated at fair value through profit or loss	8,243	1,439	8,558	1,492	8,629	1,382	Present-value method (Discounted future cash flows)	- Prepayment rates - Issuer´s credit risk - Current market interest rates	- Prepayment rates - Issuer´s credit risk - Current market interest rates
Derivatives – Hedge accounting	2,573	—	2,250	15	2,192	11
Interest rate	Interest rate products (Interest rate Swaps, Call money Swaps y FRA): Discounted cash flows
Caps/Floors: Black 76, Hull-White y SABR
Bond options: Black 76
Swaptions: Black, Hull-White y LGM
Other Interest rate Options: Black 76, Hull-White, SABR y LGM
Constant Maturity Swaps: SABR	- Exchange rates
- Market quoted future prices
- Market interest rates
- Underlying assets prices: shares, funds, commodities
- Market observable volatilities
- Issuer credit spread levels
- Quoted dividends
								- Market listed correlations	- Beta - Implicit correlations between tenors - interest rates volatility
Equity							Future and Equity Forward: Discounted future cash flows Equity Options: Local volatility, momentum adjustment and Heston		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations - Implicit dividends and long term repos
Foreign exchange and gold							Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Black 76, Local Volatility, momentum adjustment		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations
Credit							Credit Derivatives: Default model and Gaussian copula		- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Commodities							Commodities: Momentum adjustment and discounted cash flows
Main valuation techniques
The main techniques used for the assessment of the majority of the financial instruments classified in Level 3, and its main unobservable inputs, are described below:
–The net present value (net present value method): This technique uses the future cash flows of each financial instrument, which are established in the different contracts, and discounted to their present value. This technique often includes many observable inputs, but may also include unobservable inputs, as described below:
a.Credit Spread: This input represents the difference in yield of a debt security and the reference rate, reflecting the additional return that a market participant would require to take the credit risk of that debt security. Therefore, the credit spread of the debt security is part of the discount rate used to calculate the present value of the future cash flows.
b.Recovery rate: This input represents the percentage of principal and interest recovered from a debt instrument that has defaulted.
–Comparable prices (similar asset prices): This input represents the prices of comparable financial instruments and benchmarks used to calculate a reference yield based on relative movements from the entry price or current market levels. Further adjustments to account for differences that may exist between financial instrument being valued and the comparable financial instrument may be added. It can also be assumed that the price of the financial instrument is equivalent to the comparable instrument.
–Net asset value: This technique utilizes certain assumptions to use net asset value as representative of fair value, which is equal to the total value of the assets and liabilities of a fund published by the managing entity.
–Gaussian copula: This model is used to integrate default probabilities of credit instruments referenced to more than one underlying CDS. The joint density function used to value the instrument is constructed by using a Gaussian copula that relates the marginal densities by a normal distribution, usually extracted from the correlation matrix of events approaching default by CDS issuers.
–Black 76: variant of Black Scholes model, whose main application is the valuation of bond options, cap floors and swaptions where the behavior of the Forward and not the Spot itself, is directly modeled.
–Black Scholes: The Black Scholes model postulates log-normal distribution for the prices of securities, so that the expected return under the risk neutral measure is the risk free interest rate. Under this assumption, the price of vanilla options can be obtained analytically, so that inverting the Black- Scholes formula, the implied volatility for process of the price can be calculated.
–Heston: This model, typically applied to equity OTC options, assumes stochastic behavior of volatility. According to which, the volatility follows a process that reverts to a long-term level and is correlated with the underlying equity instrument. As opposed to local volatility models, in which the volatility evolves deterministically, the Heston model is more flexible, allowing it to be similar to that observed in the short term today.
–Libor market model: This model assumes that the dynamics of the interest rate curve can be modeled based on the set of forward contracts that compose the underlying interest rate. The correlation matrix is parameterized on the assumption that the correlation between any two forward contracts decreases at a constant rate, beta, to the extent of the difference in their respective due dates. The input “Credit default volatility” is a volatility input of the credit factor dynamic applied in rate/credit hybrid operative. The multifactorial frame of this model makes it ideal for the valuation of instruments sensitive to the slope or curve, including interest rate option.
–Local Volatility: In the local volatility models, the volatility, instead of being static, evolves deterministically over time according to the level of moneyness (i.e. probability that the option has a positive value on its date of expiration) of the underlying, capturing the existence of volatility smiles. The volatility smile of an option is the empirical relationship observed between its implied volatility and its strike price. These models are appropriate for options whose value depends on the historical evolution of the underlying which use Monte Carlo simulation technique for their valuation.
Unobservable inputs
Quantitative information of unobservable inputs used to calculate Level 3 valuations is presented below as of December 31, 2021, 2020 and 2019:

Unobservable inputs. December 2021
Financial instrument	Valuation technique(s)	Significant unobservable inputs	Min	Average	Max	Units
Debt Securities	Present value method	Credit Spread	2.72	125.41	2,374.39	bp
		Recovery Rate	0.00%	37.34%	40.00%	%
			0.10%	96.63%	144.11%	%
Equity/Fund instruments (*)	Net Asset Value
	Comparable Pricing
Loans and advances	Present value method	Repo funding curve	(2.71)%	1.16%	4.99%	Abs Repo rate
Credit Derivatives	Gaussian Copula	Correlation Default	34.56%	43.47%	52.78%	%
	Black 76	Price Volatility	—			Vegas
Equity Derivatives	Option models on equities, baskets of equity, funds	Dividends (**)
		Correlations	(88)%	60%	99%	%
		Volatility	5.57	26.30	62.00	Vegas
FX Derivatives	Option models on FX underlyings	Volatility	3.96	9.71	16.34	Vegas
IR Derivatives	Option models on IR underlyings	Beta	0.25	2.00	18.00%
		Correlation Rate/Credit	(100)		100%
		Credit Default Volatility	—	—	—	Vegas
(*) Due to the diversity of valuation models of equity valuations, we would not include all the unobservable inputs or the quantitative ranges of them.
(**) The range of unobservable dividends is too wide range to be relevant.

Unobservable inputs. December 2020
Financial instrument	Valuation technique(s)	Significant unobservable inputs	Min	Average	Max	Units
Debt Securities	Present value method	Credit Spread	4.32	47.01	564.22	bp
		Recovery Rate	0.00%	37.06%	40.00%	%
			0.10%	99.92%	143.87%	%
Equity/Fund instruments (*)	Net Asset Value
	Comparable Pricing
Loans and advances	Present value method	Repo funding curve	(1.18)%	(0.25)%	0.74%	Abs Repo rate
Credit Derivatives	Gaussian Copula	Correlation Default	30.40%	44.87%	60.95%	%
	Black 76	Price Volatility	—			Vegas
Equity Derivatives	Option models on equities, baskets of equity, funds	Dividends (**)
		Correlations	(77)%	51%	98%	%
		Volatility	6.52	29.90	141.77	Vegas
FX Derivatives	Option models on FX underlyings	Volatility	4.11	10.00	16.14	Vegas
IR Derivatives	Option models on IR underlyings	Beta	0.25	2.00	18.00%
		Correlation Rate/Credit	(100)		100%
		Credit Default Volatility	—	—	—	Vegas
(*) Due to the diversity of valuation models of equity valuations, we would not include all the unobservable inputs or the quantitative ranges of them.
(**) The range of unobservable dividends is too wide range to be relevant.

Unobservable inputs. December 2019
Financial instrument	Valuation technique(s)	Significant unobservable inputs	Min	Average	Max	Units
Loans and advances	Present value method	Repo funding curve	(6)	16	100	bp
Debt securities	Comparable pricing	Credit spread	18	83	504	bp
		Recovery rate	0.00%	28.38%	40.00%	%
			0.01%	98.31%	135.94%	%
Equity instruments (*)	Net asset value
	Comparable pricing
Credit option	Gaussian Copula	Correlation default	19.37%	44.33%	61.08%	%
Corporate Bond option	Black 76	Price volatility	—			Vegas
Equity OTC option	Heston	Forward volatility skew	35.12	35.12	35.12	Vegas
	Local volatility	Dividends (**)
		Volatility	2.49	23.21	60.90	Vegas
FX OTC options	Black Scholes/Local Vol	Volatility	3.70	6.30	10.05	Vegas
Interest rate options	Libor Market Model	Beta	0.25	2.00	18.00%
		Correlation rate/Credit	(100)		100%
		Credit default Volatility	—	—	—	Vegas
(*) Due to the diversity of valuation models of equity valuations, we would not include all the unobservable inputs or the quantitative ranges of them.
(**) The range of unobservable dividends is too wide range to be relevant.
Adjustments to the valuation
Under IFRS 13, the entity must estimate the value taking into account the assumptions and conditions that market participants would have when setting the price of the asset or liability on the valuation date.
In order to comply with the fair value requirements, the entity applies adjustments to the fair valuation considering, default criteria, inherent and from the counterparties, valuation risk from funding and valuation risks due to valuation uncertainty and related to the prudent valuation criteria. All of the above are aligned with the regulatory requirements (EBA CRR 105.10) and considering model risk, liquidity risk (Bid / Offer) and price uncertainty risk.
Adjustments to the valuation for risk of default
The fair value of liabilities should reflect the entity's default risk, which includes, among other components, its own credit risk. Taking this into account, the Group makes valuation adjustments for credit risk in the estimates of the fair value of its assets and liabilities.
These adjustments are calculated by estimating Exposure At Default, Probability of Default and Loss Given Default, which are based on the recovery levels for all derivative products on any instrument, deposits and repos at the legal entity level (all counterparties under a same master agreement), in which BBVA has exposure.
Credit Valuation Adjustment (hereinafter “CVA”) and Debit Valuation Adjustments (hereinafter “DVA”) are included in the valuation of derivatives, both assets and liabilities, to reflect the impact on the fair value of the counterparty credit risk and its own, respectively. The Group incorporates in its valuation, for all exposures classified in any of the categories valued at fair value, both the counterparty credit risk and its own. In the trading portfolio, and in the specific case of derivatives, credit risk is recognized through such adjustments.
As a general rule, the calculation of CVA is the sum of the expected positive exposure in time t, the probability of default between t-1 and t, and the Loss Given Default of the counterparty. Consequently, the DVA is calculated as the sum of the expected negative exposure in time t, the probability of default of BBVA between t-1 and t, and the Loss Given Default of BBVA. Both calculations are performed throughout the entire period of potential exposure.
The calculation of the expected positive and negative exposure is done through a Montecarlo simulation of the market variables involved in all trades’ valuation under the same legal netting set.
The information needed to calculate the probability of default and the loss given default of a counterparty comes from the credit markets. The counterparty’s Credit Default Swaps are used if liquid quotes are available. If a market price is not available, BBVA has implemented a mapping process based on the sector, rating and geography of the counterparty to assign probabilities of default and loss given default calibrated directly to market.
An additional adjustment for Own Credit Adjustment (OCA) is applied to the instruments accounted for by applying the Fair Value Option permitted by IFRS 9.
The amounts recognized in the consolidated balance sheet as of December 31, 2021, 2020 and 2019 related to the valuation adjustments to the credit assessment of the derivative asset as Credit Valuation Adjustments (CVA) were €-121 million, €-142 million and €-106 million respectively, and the valuation adjustments to the derivative liabilities as Debit Valuation Adjustment (DVA) were €104 million, €124 million and €117 million, respectively. The impact recorded under “Gains (losses) on financial assets and liabilities held for trading, net” in the consolidated income statement for the year ended December 31, 2021, 2020 and 2019 corresponding to the mentioned adjustments was a net impact of €0 million, €-29 million and €67 million respectively.
Valuation adjustments for financing risk
The fair value of the positions recorded at fair value must reflect the entity's financing risk. Taking into account the above, the Group makes adjustments for financing risk valuation (Funding Valuation Adjustment FVA) in the estimates of the fair value of its assets and liabilities.
The adjustment to the valuation for financing risk incorporates the cost of financing implicit in the valuation of positions at fair value. This adjustment reflects the cost of funding for non-collateralized or partially collateralized operations.
Additionally, as of December 31, 2021, 2020 and 2019, €-11 million, €-9 million and €-8 million related to the “Funding Valuation Adjustments” (“FVA”) were recognized in the consolidated balance sheet, being the impact on results €-1 million, €-1 million and €4 million, respectively.
Valuation adjustments for valuation uncertainty
The fair value of the positions recorded at fair value must reflect the valuation risk derived from the uncertainty in the valuation for concepts of pure uncertainty of prices, liquidity risk and model risks. This adjustment is aligned with the regulatory requirements for prudent valuation via valuation adjustments with an impact on CET1, and meets the requirements of EBA CRR 105.10 for this purpose.
The adjustment to the valuation for liquidity incorporates an adjustment for Bid / Offer spreads in the valuation of derivatives that do not meet the necessary conditions to be considered a Market Maker operation.
The adjustment to the valuation for model risk captures the uncertainty in the price associated with the products valued with the use of a valuation model ("Mark to Model") given the existence of more than one possible model applicable to the valuation of the product or the calibration of its parameters from the observations of inputs in the market.
The adjustment to the valuation for price uncertainty includes the uncertainty associated with the dispersion in the values observed in the market for the prices taken in the valuation of assets or as inputs in the valuation models. The impact recorded under “Gains (losses) on financial assets and liabilities held for trading, net” in the consolidated income statement for the year ended December 31, 2021 corresponding to the mentioned adjustments was a net impact of €-30 million.
Financial assets and liabilities classified as Level 3
The changes in the balance of Level 3 financial assets and liabilities included in the accompanying consolidated balance sheets are as follows:

Financial assets Level 3: Changes in the year (Millions of Euros)
	2021		2020		2019
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Balance at the beginning	2,984	1,902	3,316	2,103	3,527	4,115
Changes in fair value recognized in profit and loss (*)	338	143	611	296	112	71
Changes in fair value not recognized in profit and loss	(47)	(10)	(89)	(4)	2	—
Acquisitions, disposals and liquidations (**)	2,531	156	(725)	(652)	(432)	479
Net transfers to Level 3	(436)	(80)	549	199	76	(2,751)
Exchange differences and others	(69)	(56)	(160)	(35)	31	189
Discontinued operations (***)	—	—	(518)	(5)	—	—
Balance at the end	5,301	2,054	2,984	1,902	3,316	2,103
(*)Profit or loss that is attributable to gains or losses relating to those financial assets and liabilities held as of December 31, 2021, 2020 and 2019. Valuation adjustments are recorded under the heading “Gains (losses) on financial assets and liabilities (net)”.
(**) Of which, in 2021, the assets roll forward is comprised of €2,742 million of acquisitions and €211 million of disposals. The liabilities roll forward is comprised of €213 million of acquisitions and €57 million of sales.
(***)The balance of 2020 corresponds mainly to the companies in the United States included in the USA Sale (see Notes 1.3, 3 and 21).
In 2021 there was an increase in the trading portfolio mainly due to the evolution of loans and advances and their corresponding funding with deposits. In line with this increase in the activity, there is a higher volume of exposures classified as level 3 which mainly corresponds to temporary acquisitions of assets, despite having improved throughout the year the observability of the inputs used to value these assets in the market.
In 2020, a reduction was made in financial assets held for trading and financial liabilities held for trading classified as Level 2 in the fair value hierarchy for an amount of €1,918 million and a reduction in financial assets held for trading and Financial liabilities held for trading classified as Level 3 in the fair value hierarchy for an amount of €461 million euros (see Note 1.3).
In 2019, certain interest rate yields were adapted to those observable in the market, which mainly affected the valuation of certain deposit classes recorded under “Financial liabilities at amortized cost” and certain insurance products recorded under “Financial liabilities designated at fair value through profit or loss - Other financial liabilities”, and, as a result thereof, their classification changed from Level 3 to Level 2. Additionally, €1,285 million in assets held for trading and €649 million in liabilities held for trading were classified in Level 3, mainly due to certain reverse repurchase and repurchase agreements, due to the non-observability and liquidity in the interest rate yield for the financing of assets applied in the calculation of their fair value.
For the years ended December 31, 2021, 2020 and 2019, the profit/loss on sales of financial instruments classified as Level 3 recognized in the accompanying consolidated income statement was not material.
Transfers among levels
The Global Valuation Area, in collaboration with the Group, has established the rules for an appropriate financial instruments held for trading classification according to the fair value hierarchy defined by IFRS.
On a monthly basis, any new assets added to the portfolio are classified, according to this criterion, by the subsidiaries. Then, there is a quarterly review of the portfolio in order to analyze the need for a change in classification of any of these assets.
The financial instruments transferred among the different levels of measurement for the years ended December 31, 2021, 2020 and 2019 are at the following amounts in the accompanying consolidated balance sheets as of December 31, 2021, 2020 and 2019:

Transfers among levels. December 2021 (Millions of Euros)
	From:	Level 1		Level 2		Level 3
	To:	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
ASSETS
Financial assets held for trading		924	2	35	184	10	637
Non-trading financial assets mandatorily at fair value through profit or loss		8	—	—	—	14	23
Financial assets designated at fair value through profit or loss		—	—	—	—	—	—
Financial assets at fair value through other comprehensive income		596	17	506	50	—	6
Derivatives – Hedge accounting		—	—	—	—	—	—
Total		1,528	19	542	234	24	665
LIABILITIES
Financial liabilities held for trading		562	—	24	57	15	95
Financial liabilities designated at fair value through profit or loss		—	—	—	38	—	65
Derivatives – Hedge accounting		—	—	—	—	—	—
Total		562	—	24	95	15	160

Transfer among levels (Millions of Euros)
		2020						2019
	From:	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3
	To:	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
ASSETS
Financial assets held for trading		1,460	11	203	548	4	98	74	—	1,119	502	1	160
Non-trading financial assets mandatorily at fair value through profit or loss		9	11	4	—	—	17	—	—	23	2	—	44
Financial assets designated at fair value through profit or loss		143	—	—	—	—	—	—	—	—	—	1	—
Financial assets at fair value through other comprehensive income		484	—	135	96	—	6	6	6	4	209	—	454
Derivatives – Hedge accounting		—	—	—	8	—	—	—	—	—	26	—	10
Total		2,096	22	342	652	4	121	79	6	1,145	739	2	667
LIABILITIES
Financial liabilities held for trading		8	3	—	180	—	13	1	—	—	—	—	—
Financial liabilities designated at fair value through profit or loss		—	—	—	56	—	27	—	—	—	27	—	2,679
Derivatives – Hedge accounting		—	—	—	—	—	—	—	—	—	27	—	125
Total		8	3	—	236	—	40	1	—	—	54	—	2,804
The amount of financial instruments that were transferred among levels of valuation during the year ended December 31, 2021 is not material relative to the total portfolios, and corresponds to the above changes in the classification among levels these financial instruments modified some of their features, specifically:
–Transfers among Levels 1 and 2 represent mainly derivatives, debt securities and short positions, which are either no longer listed on an active market (transfer from Level 1 to 2) or have just started to be listed (transfer from Level 2 to 1).
–Transfers from Level 2 to Level 3 are mainly due to transactions of financial assets held for trading, financial assets at fair value through other comprehensive income, financial liabilities held for trading and financial liabilities designated at fair value through profit or loss.
–Transfers from Level 3 to Level 2 generally affect derivatives, loans and advances and debt securities transactions, for which inputs observable in the market have been obtained.
Sensitivity analysis
Sensitivity analysis is performed on financial instruments with significant unobservable inputs (financial instruments included in level 3), in order to obtain a reasonable range of possible alternative valuations. This analysis is carried out on a monthly basis, based on the criteria defined by the Global Valuation Area taking into account the nature of the methods used for the assessment and the reliability and availability of inputs and proxies used. In order to establish, with a sufficient degree of certainty, the valuation risk that is incurred in such assets without applying diversification criteria between them.
As of December 31, 2021, the effect on profit for the year and total equity of changing the main unobservable inputs used for the measurement of Level 3 financial instruments for other reasonably possible unobservable inputs, taking the highest (most favorable input) or lowest (least favorable input) value of the range deemed probable, would be as follows:

Financial instruments Level 3: sensitivity analysis (Millions of Euros)
	Potential impact on consolidated income statement		Potential impact on other comprehensive income
	Most favorable hypothesis	Least favorable hypothesis	Most favorable hypothesis	Least favorable hypothesis
ASSETS
Financial assets held for trading	33	(57)	—	—
Loans and advances	4	(4)	—	—
Debt securities	24	(24)	—	—
Equity instruments	1	(25)	—	—
Derivatives	5	(5)	—	—
Non-trading financial assets mandatorily at fair value through profit or loss	35	(36)	—	—
Loans and advances	16	(5)	—	—
Debt securities	10	(10)	—	—
Equity instruments	9	(21)	—	—
Financial assets designated at fair value through profit or loss	—	—	—	—
Financial assets at fair value through other comprehensive income	—	—	41	(43)
Total	68	(93)	41	(43)
LIABILITIES
Financial liabilities held for trading	3	(3)	—	—
Total	3	(3)	—	—
Fair value of financial instruments carried at cost, by valuation criteria
The valuation technique used to calculate the fair value of financial assets and liabilities carried at cost are presented below:
Financial assets
–Cash, balances at central banks and other demand deposits / loans to central banks / short-term loans to credit institutions/ Repurchase agreements: in general, their fair value approximates to their book value, due to the nature of the counterparty and because they are mainly short-term balances in which the book value is the most reasonable estimation of the value of the asset.
–Loans to credit institutions which are not short-term and loans to customers: In general, the fair value of these financial assets is determined by the discount of expected future cash flows, using market interest rates at the time of valuation adjusted by the credit spread and taking all kind of behavioral hypothesis if it is considered to be relevant (prepayment fees, optionality, etc.).
–Debt securities: Fair value estimated based on the available market price or by using internal valuation methodologies.
Financial liabilities
–Deposits from central banks: for recurrent liquidity auctions and other monetary policy instruments of central banks / short-term deposits, from credit institutions / repurchase agreements / short term customer deposits: their book value is considered to be the best estimation of their fair value.
–Deposits of credit institutions which are not short-term and term customer deposits: these deposits are valued by discounting future cash flows using the interest rate curve in effect at the time of the adjustment adjusted by the credit spread and incorporating any behavioral assumptions if this proves relevant (early repayments, optionalities, etc.).
–Debt certificate (Issuances): The fair value estimation of these liabilities depends on the availability of market prices or by using the present value method: discount of future cash flows, using market interest rates at valuation time and taking into account the credit spread.
The following table presents the fair value of key financial instruments carried at amortized cost in the accompanying consolidated balance sheets as of December 31, 2021, 2020 and 2019, broken down according to the method of valuation used for the estimation:

Fair value of financial instruments at amortized cost by Levels (Millions of Euros)
	2021			2020			2019
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
ASSETS
Cash, cash balances at central banks and other demand deposits	67,581	—	218	65,355	—	165	44,111	—	192
Financial assets at amortized cost	33,213	13,033	331,205	35,196	15,066	324,005	29,391	217,279	196,119
LIABILITIES
Financial liabilities at amortized cost	91,870	243,847	153,016	90,839	255,278	144,889	67,229	289,599	159,082
The main valuation techniques and inputs used to estimate the fair value of financial instruments accounted for at cost and classified in levels 2 and 3 is shown below. These are broken down by type of financial instrument and the balances correspond to those as of December 31, 2021, 2020 and 2019:

Fair Value of financial Instruments at amortized cost by valuation technique (Millions of Euros)
	2021		2020		2019		Valuation technique(s)	Main inputs used
	Level 2	Level 3	Level 2	Level 3	Level 2	Level 3
ASSETS
Financial assets at amortized cost	13,033	331,205	15,066	324,005	217,279	196,119	Present-value method (Discounted future cash flows)
Loans and advances to central banks	—	—	—	—	—	2		- Credit spread - Prepayment rates - Interest rate yield
Loans and advances to credit institutions	863	12,329	1,883	12,641	9,049	4,628		- Credit spread - Prepayment rates - Interest rate yield
Loans and advances to customers	3,416	318,059	3,904	310,924	194,897	190,144		- Credit spread - Prepayment rates - Interest rate yield
Debt securities	8,755	817	9,279	440	13,333	1,345		- Credit spread - Interest rate yield
LIABILITIES
Financial liabilities at amortized cost	243,847	153,016	255,278	144,889	289,599	159,082
Deposits from central banks	—	300	—	207	129	—	Present-value method (Discounted future cash flows)	- Issuer´s credit risk - Prepayment rates - Interest rate yield
Deposits from credit institutions	14,853	4,916	22,914	4,633	21,575	6,831
Deposits from customers	209,345	137,803	210,097	129,525	245,720	135,514
Debt certificates	10,014	4,391	14,413	4,848	14,194	11,133
Other financial liabilities	9,636	5,606	7,854	5,676	7,981	5,604

In 2020, the level of significance of the unobservable inputs used to determine the fair value hierarchy of loans and advances to customers at amortized cost was refined, resulting in a greater exposure classified as Level 3. This revision was carried out in the context of the availability of new information which was more adjusted to the changes that have occurred both in market conditions and in the composition of credit investment. The effect on consolidated results and equity resulting from this review did not represent any change.